LoCorr Long/Short Equity Fund
LoCorr Long/Short Equity Fund
LoCorr Long/Short Equity Fund

Class	A	LEQAX
Class	C	LEQCX
Class	I	LEQIX

Supplement dated April 17, 2014, to the Prospectus dated May 1, 2013.

Billings Capital Management, LLC (“BCM”) serves as an additional sub-adviser to the LoCorr Long/Short Equity Fund (the “Fund”).  Accordingly, the following information supplements the Prospectus and replaces any information to the contrary.

Summary Portion of Prospectus
SUB-ADVISER’S INVESTMENT PROCESS

Billings Capital Management, LLC serves as one of the Fund’s sub-advisers.  BCM’s investment strategy is a value-oriented, fundamentals and research driven, bottom-up equity long/short approach.  The strategy seeks to maximize absolute returns, exceeding the S&P 500 Index over the long term, while attempting to avoid significant permanent capital impairments (losses).  All investment decisions are determined by the investment committee, which is composed of the four portfolio managers.  The committee reviews all internally generated research and analysis, in addition to testing assumptions in their proprietary financial models and investment thesis.  It determines the fair value of an investment relative to its perceived intrinsic value.  This valuation is then compared to all investments in the BCM-managed portion of the Fund’s portfolio and other prospective investments, to determine its relative attractiveness.  If unanimously agreed upon, the investment committee determines if the investment will be bought or sold, replace an existing position or be added in conjunction to current holdings.  Size of positions is based on relative attractiveness and relative confidence in the ability to forecast growth and future cash flows.  Opportunities that exhibit potential for higher returns coupled with strong conviction in forecasting models will receive greater weighting.  No positions will be added or held that do not exhibit the risk/return characteristics required for long and short positions.  Through its research, BCM attempts to avoid long-position investments in companies that may have a negative fundamentally driven change in intrinsic value while being opportunistic and patient around short term price volatility (commonly referred to as market noise).  BCM believes that this approach, focused on investing at significant discounts to intrinsic value and shorting the stock of businesses they believe to be considerably overvalued, will produce favorable results.

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You should read this Supplement in conjunction with the Prospectus dated May 1, 2013 and the Statement of Additional Information dated May 1, 2013, as supplemented July 16, 2013, December 24, 2013 and April 17, 2014.  These documents provide information that you should know about the Fund before investing and have been filed with the Securities and Exchange Commission.  These documents are available upon request and without charge by calling the Fund toll-free at 1-855-523-8637.

Please retain this Supplement for future reference.